Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Pemex Exploration and Extraction) (Detail) - MXN ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net	$ (14,321,864)	$ (5,620,328)
Energy Transformation (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net	(12,550,575)	3,408,052
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net	(1,930,256)	0
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net	0	(9,028,380)
Industrial Processes (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net	$ 158,967	$ 0